UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Proffitt & Goodson, Inc.
Address: 4800 Old Kingston Pike
         Suite 200
         Knoxville, TN  37939-1629

13F File Number:  28-11414

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David N. Goodson
Title:     President
Phone:     865-584-1850

Signature, Place, and Date of Signing:

     David N. Goodson     Knoxville, TN     November 09, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     57

Form13F Information Table Value Total:     $92,599 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Air Products & Chem            COM              009158106      638     8223 SH       SOLE                     6473              1750
Amgen Corp                     COM              031162100      885    14691 SH       SOLE                    12941              1750
Catalyst Health Solutions, Inc COM              14888b103      928    31820 SH       SOLE                    28020              3800
ChevronTexaco Corp             COM              166764100      851    12086 SH       SOLE                    10086              2000
Cisco Systems                  COM              17275R102     1361    57797 SH       SOLE                    45247             12550
Coca Cola Co                   COM              191216100      920    17125 SH       SOLE                    14805              2320
Colgate-Palmolive              COM              194162103     1080    14163 SH       SOLE                    11723              2440
Comcast Corp New 'A'           COM              20030N101      766    45397 SH       SOLE                    35297             10100
ConocoPhillips                 COM              20825c104      714    15815 SH       SOLE                    13215              2600
Du Pont                        COM              263534109      764    23785 SH       SOLE                    19585              4200
Duke Energy Co                 COM              26441c105      682    43310 SH       SOLE                    34810              8500
EMC Corp Mass                  COM              268648102     1101    64614 SH       SOLE                    55514              9100
Emerson Electric               COM              291011104      923    23041 SH       SOLE                    19341              3700
Exxon-Mobil                    COM              30231G102      854    12446 SH       SOLE                    10238              2208
Freeport-McMoran Copper & Gold COM              35671D857      206     3000 SH       SOLE                      500              2500
General Electric Co            COM              369604103      592    36025 SH       SOLE                    29275              6750
Google Inc                     COM              38259p508     1155     2329 SH       SOLE                     1939               390
Home Depot Inc                 COM              437076102      769    28870 SH       SOLE                    24770              4100
Ingersoll-Rand Co              COM              g47791101      988    32214 SH       SOLE                    24314              7900
Intel Corp                     COM              458140100     1047    53519 SH       SOLE                    44319              9200
iPath: S&P 500 VIX             COM              06740c527      795    15900 SH       SOLE                    15900
iShares: DJ Telecom            COM              464287713      217    11532 SH       SOLE                    11532
iShares: FTSE China            COM              464287184     1110    27124 SH       SOLE                    27124
iShares: MSCI EAFE             COM              464287465    10204   186615 SH       SOLE                   186615
iShares: Russell 2000          COM              464287655     3986    66175 SH       SOLE                    66175
iShares: Russell Midcap        COM              464287499     5270    67367 SH       SOLE                    67367
Jefferson Bancshares           COM              472375104       59    11646 SH       SOLE                    11646
Johnson & Johnson              COM              478160104     1036    17010 SH       SOLE                    13610              3400
Medtronic Inc                  COM              585055106      573    15563 SH       SOLE                    13563              2000
Microsoft                      COM              594918104     1177    45779 SH       SOLE                    35979              9800
NYSE Euronet                   COM              629491101      704    24362 SH       SOLE                    21562              2800
Oracle                         COM              68389X105     1007    48333 SH       SOLE                    39683              8650
Parker-Hannifin Corp           COM              701094104      930    17938 SH       SOLE                    15138              2800
Pepsico Inc                    COM              713448108      910    15519 SH       SOLE                    13479              2040
Procter & Gamble               COM              742718109      971    16769 SH       SOLE                    14049              2720
PS: DB Agriculture             COM              73936b408     1371    53844 SH       SOLE                    53844
PS: DB Base Metals             COM              73936b705     1864   101955 SH       SOLE                   101955
PS: Short S&P 500              COM              74347r503     1242    22081 SH       SOLE                    22081
Saks Inc                       COM              79377W108      129    18858 SH       SOLE                     3558             15300
Schlumberger                   COM              806857108      989    16597 SH       SOLE                    13797              2800
SPDR S&P Biotech               COM              78464a870      340     6344 SH       SOLE                     3944              2400
SPDR: S&P 500                  COM              78462f103    17620   166874 SH       SOLE                   166874
SPDR: S&P Energy               COM              81369Y506      961    17829 SH       SOLE                    14379              3450
SPDR: S&P Financial            COM              81369Y605     2961   198164 SH       SOLE                   174164             24000
SPDR: S&P Utilities            COM              81369Y886      319    10870 SH       SOLE                     8470              2400
SPDR:S&P Pharmaceuticals       COM              78464a722     1064    30204 SH       SOLE                    24004              6200
Sprint Nextel Corp             COM              852061100      785   198766 SH       SOLE                   167977             30789
Target Corp                    COM              87612E106      899    19269 SH       SOLE                    15599              3670
Texas Instruments              COM              882508104      669    28229 SH       SOLE                    25079              3150
US Natrl Gas Fund, LP          COM              912318102      921    78428 SH       SOLE                    78428
US Oil Fund, LP                COM              91232n108      756    20881 SH       SOLE                    20881
VG: Emerging Markets           COM              922042858     2416    62717 SH       SOLE                    62717
VG: MCSI US Large Cap 300 Grow COM              921910816     1661    42633 SH       SOLE                    40133              2500
VG: Total US Stock Market      COM              922908769     6903   128815 SH       SOLE                   128815
Walgreens                      COM              931422109     1050    28035 SH       SOLE                    22675              5360
Walt Disney Co                 COM              254687106      728    26520 SH       SOLE                    23520              3000
Zimmer Hldg Inc                COM              98956p102      778    14552 SH       SOLE                    12952              1600